UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

UBS Cash Reserves Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—24.89%

Federal Farm Credit Bank
0.310%, due 02/03/12[1]	2,000,000	1,996,797
Federal Home Loan Bank
0.165%, due 08/01/11[2]	3,000,000	3,000,000
0.280%, due 08/07/11[2]	2,500,000	2,500,000
0.040%, due 08/09/11[1]	4,750,000	4,749,958
0.270%, due 09/30/11[2]	3,500,000	3,500,000
0.280%, due 10/12/11[2]	3,000,000	3,000,000
0.170%, due 01/30/12[1]	3,000,000	2,997,422
Federal Home Loan Mortgage Corp.*
0.135%, due 08/06/11[2]	3,000,000	2,997,855
0.070%, due 08/12/11[1]	5,000,000	4,999,893
0.230%, due 08/23/11[1]	3,000,000	2,999,578
0.090%, due 09/22/11[1]	5,000,000	4,999,350
0.125%, due 11/02/11[1]	2,552,000	2,551,176
Federal National Mortgage Association*
0.133%, due 10/26/11[1]	6,000,000	5,998,094
0.065%, due 11/30/11[1]	2,000,000	1,999,563
0.100%, due 12/01/11[1]	5,000,000	4,998,305
US Treasury Notes
1.000%, due 10/31/11	6,000,000	6,013,243
1.750%, due 11/15/11	8,000,000	8,038,962
0.750%, due 11/30/11	4,750,000	4,760,844
1.125%, due 01/15/12	2,000,000	2,008,380
0.875%, due 02/29/12	7,000,000	7,020,334
1.000%, due 04/30/12	2,000,000	2,009,370

Total US government and agency obligations (cost—$83,139,124)		83,139,124

Certificates of deposit—8.31%

Banking-non-US—8.31%
Abbey National Treasury Services PLC
0.700%, due 10/17/11[2]	3,000,000	3,000,000
0.450%, due 10/18/11[2]	1,500,000	1,500,000
BNP Paribas SA
0.399%, due 10/17/11[2]	1,000,000	1,000,000
Lloyds TSB Bank PLC
0.500%, due 10/19/11[2]	3,000,000	3,000,000
National Australia Bank Ltd.
0.269%, due 10/14/11[2]	2,500,000	2,500,000
0.270%, due 10/19/11[2]	500,000	499,978
Natixis
0.366%, due 10/13/11[2]	2,000,000	2,000,000
0.380%, due 10/17/11[2]	2,500,000	2,500,000
Nordea Bank Finland
0.400%, due 06/12/12	3,000,000	3,000,000
Royal Bank of Canada
0.260%, due 08/01/11[2]	1,250,000	1,250,000
0.275%, due 08/01/11[2]	1,000,000	1,000,000
0.260%, due 01/11/12	3,000,000	3,000,000
Royal Bank of Scotland PLC
0.553%, due 10/25/11[2]	2,500,000	2,500,000
Westpac Banking Corp.
0.270%, due 08/01/11[2]	1,000,000	1,000,000

Total certificates of deposit (cost—$27,749,978)		27,749,978

UBS Cash Reserves Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—48.67%

Asset backed-banking—2.04%
Atlantis One Funding
0.200%, due 08/01/11	3,000,000	3,000,000
0.170%, due 08/23/11	3,833,000	3,832,602

		6,832,602

Asset backed-miscellaneous—21.65%
Atlantic Asset Securitization LLC
0.210%, due 08/03/11	2,000,000	1,999,977
Bryant Park Funding LLC
0.130%, due 08/01/11	5,000,000	5,000,000
Falcon Asset Securitization Corp.
0.170%, due 08/24/11	6,000,000	5,999,348
Gotham Funding Corp.
0.170%, due 08/01/11	4,000,000	4,000,000
Jupiter Securitization Co. LLC
0.130%, due 08/03/11	2,320,000	2,319,983
0.170%, due 09/01/11	5,000,000	4,999,268
Liberty Street Funding LLC
0.190%, due 08/15/11	5,000,000	4,999,631
0.180%, due 09/26/11	2,000,000	1,999,440
Market Street Funding LLC
0.130%, due 08/12/11	7,000,000	6,999,722
Regency Markets No. 1 LLC
0.150%, due 08/15/11	3,000,000	2,999,825
Salisbury Receivables Co. LLC
0.140%, due 08/09/11	7,000,000	6,999,782
Sheffield Receivables Corp.
0.180%, due 08/22/11	3,000,000	2,999,685
Thames Asset Global Securitization No. 1
0.140%, due 08/10/11	5,000,000	4,999,825
Thunderbay Funding
0.130%, due 08/12/11	7,000,000	6,999,722
Variable Funding Capital Corp.
0.170%, due 10/14/11	3,000,000	2,998,952
Windmill Funding Corp.
0.140%, due 08/04/11	3,000,000	2,999,965
0.140%, due 08/10/11	3,000,000	2,999,895

		72,315,020

Asset backed-security—1.50%
Argento Variable Funding Co. LLC
0.180%, due 08/12/11	5,000,000	4,999,725

Banking-non-US—9.58%
Banque et Caisse d’Epargne de L’Etat
0.370%, due 08/12/11	2,500,000	2,499,717
Commonwealth Bank of Australia
0.265%, due 08/08/11[2,3]	1,000,000	999,981
0.180%, due 10/11/11	6,000,000	5,997,870
Credit Suisse
0.190%, due 08/17/11	5,000,000	4,999,578
0.190%, due 10/12/11	3,000,000	2,998,860

UBS Cash Reserves Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(concluded)

Banking-non-US—(concluded)
Dnb NOR ASA
0.175%, due 08/02/11	5,000,000	4,999,976
Kreditanstalt für Wiederaufbau
0.140%, due 09/08/11	5,000,000	4,999,261
Svenska Handelsbanken
0.250%, due 12/14/11	2,000,000	1,998,125
Westpac Securities NZ Ltd.
0.284%, due 09/01/11[2,3]	2,500,000	2,500,000

		31,993,368

Banking-US—10.60%
Barclays US Funding Corp.
0.210%, due 08/17/11	5,000,000	4,999,533
BNP Paribas Finance
0.240%, due 08/03/11	5,000,000	4,999,933
Deutsche Bank Financial LLC
0.200%, due 10/03/11	5,000,000	4,998,250
ING (US) Funding LLC
0.240%, due 08/05/11	3,000,000	2,999,920
JPMorgan Chase & Co.
0.150%, due 09/07/11	4,000,000	3,999,383
Nordea N.A., Inc.
0.230%, due 12/07/11	2,500,000	2,497,956
Societe Generale N.A., Inc.
0.210%, due 08/01/11	900,000	900,000
0.230%, due 09/09/11	2,000,000	1,999,502
Toronto-Dominion Holdings USA, Inc.
0.150%, due 09/22/11	8,000,000	7,998,267

		35,392,744

Diversified manufacturing—1.50%
General Electric Co.
0.100%, due 08/05/11	5,000,000	4,999,944

Finance-captive automotive—1.20%
Toyota Motor Credit Corp.
0.200%, due 08/30/11	4,000,000	3,999,356

Finance-noncaptive diversified—0.60%
General Electric Capital Corp.
0.250%, due 09/01/11	2,000,000	1,999,569

Total commercial paper (cost—$162,532,328)		162,532,328

Short-term corporate obligations—1.65%

Banking-non-US—1.20%
Svenska Handelsbanken
0.292%, due 09/08/11[2,3]	2,500,000	2,500,000
Westpac Securities NZ Ltd.
0.355%, due 08/04/11[2,3]	1,500,000	1,500,000

		4,000,000

UBS Cash Reserves Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Short-term corporate obligations—(concluded)

Banking-US—0.45%
JPMorgan Chase Bank N.A.
0.275%, due 09/09/11[2]	1,500,000	1,500,000

Total short-term corporate obligations (cost—$5,500,000)		5,500,000

Repurchase agreements—16.50%

Repurchase agreement dated 07/29/11 with Barclays Bank PLC, 0.140% due 08/01/11, collateralized by $20,430,000 Federal National Mortgage Association obligations, zero coupon due 05/01/12; (value—$20,400,172); proceeds: $20,000,233	20,000,000	20,000,000

Repurchase agreement dated 07/29/11 with Deutsche Bank Securities, Inc., 0.180% due 08/01/11, collateralized by $10,240,000 Federal Home Loan Bank obligations, 1.500% due 01/16/13 and $25,318,000 Federal National Mortgage Association obligations, zero coupon due 01/25/12; (value—$35,700,448); proceeds: $35,000,525	35,000,000	35,000,000

Repurchase agreement dated 07/29/11 with State Street Bank & Trust Co., 0.010% due 08/01/11, collateralized by $509 Federal Home Loan Mortgage Corp. obligations, 5.125% due 07/15/12 and $111,933 US Treasury Bills, zero coupon due 08/04/11 to 07/26/12; (value—$112,243); proceeds: $110,000	110,000	110,000

Total repurchase agreements (cost—$55,110,000)		55,110,000

Total investments (cost—$334,031,430 which approximates cost for federal income tax purposes)[4]—100.02%		334,031,430

Liabilities in excess of other assets—(0.02)%		(53,213)

Net assets (applicable to 334,002,115 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		333,978,217

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2011, and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.25% of net assets as of July 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

UBS Cash Reserves Fund
Schedule of investments – July 31, 2011 (unaudited)

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU No. 2010-06”). ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

US government and agency obligations	—	83,139,124	—	83,139,124

Certificates of deposit	—	27,749,978	—	27,749,978

Commercial paper	—	162,532,328	—	162,532,328

Short-term corporate obligations	—	5,500,000	—	5,500,000

Repurchase agreements	—	55,110,000	—	55,110,000

Total	—	334,031,430	—	334,031,430

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	78.3

United Kingdom	4.5

Australia	4.5

Switzerland	2.4

France	1.6

Canada	1.6

Norway	1.5

Germany	1.5

Sweden	1.3

Japan	1.2

Finland	0.9

Luxembourg	0.7

Total	100.0

Weighted average maturity—48 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2011.

UBS Liquid Assets Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—18.36%

Federal Farm Credit Bank
0.230%, due 11/08/11[1]	10,000,000	9,993,675
Federal Home Loan Bank
0.165%, due 08/01/11[2]	20,000,000	20,000,000
0.280%, due 08/07/11[2]	20,000,000	20,000,000
0.040%, due 08/09/11[1]	31,000,000	30,999,724
0.300%, due 09/15/11[2]	20,000,000	20,000,000
0.270%, due 09/30/11[2]	29,500,000	29,500,000
0.280%, due 10/12/11[2]	21,000,000	21,000,000
0.270%, due 02/17/12[1]	22,000,000	21,967,000
Federal Home Loan Mortgage Corp.*
0.135%, due 08/06/11[2]	21,000,000	20,984,987
0.230%, due 08/23/11[1]	36,000,000	35,994,940
0.220%, due 11/01/11[1]	25,000,000	24,985,944
US Treasury Bills
0.155%, due 09/22/11[1]	40,000,000	39,991,044
0.040%, due 10/27/11[1]	25,000,000	24,997,577
US Treasury Notes
1.000%, due 12/31/11	10,000,000	10,031,704
0.875%, due 02/29/12	20,000,000	20,059,481
1.000%, due 04/30/12	20,000,000	20,093,698
0.750%, due 05/31/12	70,000,000	70,304,982
1.875%, due 06/15/12	24,000,000	24,346,533

Total US government and agency obligations (cost—$465,251,289)		465,251,289

Bank note—0.98%

Banking-US—0.98%
Bank of America N.A.
0.120%, due 08/24/11 (cost—$25,000,000)	25,000,000	25,000,000

Certificates of deposit—13.04%

Banking-non-US—13.04%
Abbey National Treasury Services PLC
0.700%, due 10/17/11[2]	24,000,000	24,000,000
0.450%, due 10/18/11[2]	11,000,000	11,000,000
Bank of Nova Scotia
0.190%, due 08/01/11[2]	10,000,000	10,000,000
0.190%, due 08/03/11	5,000,000	5,000,000
0.180%, due 10/03/11	25,000,000	25,000,000
BNP Paribas SA
0.399%, due 10/17/11[2]	11,000,000	11,000,000
Dnb NOR ASA
0.240%, due 12/28/11	25,000,000	25,000,000
Lloyds TSB Bank PLC
0.500%, due 10/19/11[2]	24,000,000	24,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.220%, due 08/16/11	22,000,000	22,000,000
Mizuho Corporate Bank Ltd.
0.190%, due 08/03/11	20,000,000	20,000,000
National Australia Bank Ltd.
0.269%, due 10/14/11[2]	10,000,000	10,000,000
0.270%, due 10/19/11[2]	5,000,000	4,999,775
Natixis
0.366%, due 10/13/11[2]	10,000,000	10,000,000

UBS Liquid Assets Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Nordea Bank Finland
0.400%, due 06/12/12	20,000,000	20,000,000
Rabobank Nederland NV
0.267%, due 08/18/11[2]	8,000,000	8,000,000
Royal Bank of Canada
0.260%, due 08/01/11[2]	10,000,000	10,000,000
0.275%, due 08/01/11[2]	9,500,000	9,500,000
0.260%, due 01/11/12	24,000,000	24,000,000
Royal Bank of Scotland PLC
0.553%, due 10/25/11[2]	24,000,000	24,000,000
Toronto-Dominion Bank
0.105%, due 08/08/11	22,000,000	22,000,000
Westpac Banking Corp.
0.270%, due 08/01/11[2]	11,000,000	11,000,000

Total certificates of deposit (cost—$330,499,775)		330,499,775

Commercial paper[1]—45.42%

Asset backed-banking—2.17%
Atlantis One Funding
0.200%, due 08/01/11	25,000,000	25,000,000
0.160%, due 09/13/11	30,000,000	29,994,267

		54,994,267

Asset backed-miscellaneous—20.08%
Amsterdam Funding Corp.
0.180%, due 08/01/11	50,000,000	50,000,000
Atlantic Asset Securitization LLC
0.160%, due 08/12/11	25,000,000	24,998,778
Barton Capital LLC
0.150%, due 08/02/11	13,000,000	12,999,946
0.200%, due 08/03/11	15,000,000	14,999,833
0.200%, due 08/22/11	20,000,000	19,997,667
Fairway Finance Co. LLC
0.180%, due 08/19/11	25,000,000	24,997,750
Falcon Asset Securitization Corp.
0.120%, due 08/23/11	12,000,000	11,999,120
Gotham Funding Corp.
0.160%, due 08/05/11	18,000,000	17,999,680
0.160%, due 08/08/11	27,000,000	26,999,160
Liberty Street Funding LLC
0.100%, due 08/10/11	30,000,000	29,999,250
LMA Americas LLC
0.200%, due 08/22/11	20,000,000	19,997,667
0.200%, due 08/24/11	15,000,000	14,998,083
Market Street Funding LLC
0.150%, due 08/01/11	35,000,000	35,000,000
0.180%, due 08/11/11	6,000,000	5,999,700
0.170%, due 09/22/11	25,000,000	24,993,861
Regency Markets No. 1 LLC
0.150%, due 08/15/11	25,000,000	24,998,542
0.150%, due 08/22/11	22,000,000	21,998,075
Salisbury Receivables Co. LLC
0.130%, due 08/09/11	25,000,000	24,999,278
0.140%, due 08/25/11	25,000,000	24,997,667

UBS Liquid Assets Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(continued)

Asset backed-miscellaneous—(concluded)
Thunderbay Funding
0.170%, due 09/13/11	18,771,000	18,767,188
Windmill Funding Corp.
0.140%, due 08/09/11	22,000,000	21,999,315
0.140%, due 08/10/11	20,000,000	19,999,300
0.140%, due 08/24/11	15,000,000	14,998,658

		508,738,518

Asset backed-securities—2.25%
Argento Variable Funding Co. LLC
0.190%, due 08/22/11	25,000,000	24,997,229
0.220%, due 09/20/11	10,000,000	9,996,945
Grampian Funding LLC
0.210%, due 09/15/11	22,000,000	21,994,225

		56,988,399

Banking-non-US—4.38%
Commonwealth Bank of Australia
0.265%, due 08/08/11[2,3]	10,000,000	9,999,814
0.180%, due 10/11/11	25,000,000	24,991,125
Dnb NOR ASA
0.130%, due 08/05/11	20,000,000	19,999,711
Kreditanstalt für Wiederaufbau
0.140%, due 09/08/11	22,000,000	21,996,749
Sumitomo Mitsui Banking Corp.
0.180%, due 08/08/11	25,000,000	24,999,125
Westpac Securities NZ Ltd.
0.284%, due 09/01/11[2,3]	9,000,000	9,000,000

		110,986,524

Banking-US—10.88%
Barclays US Funding Corp.
0.130%, due 08/01/11	60,000,000	60,000,000
0.210%, due 08/17/11	10,000,000	9,999,067
Deutsche Bank Financial LLC
0.100%, due 08/01/11	40,000,000	40,000,000
0.200%, due 10/03/11	25,000,000	24,991,250
ING (US) Funding LLC
0.240%, due 08/05/11	10,000,000	9,999,733
0.160%, due 08/09/11	24,000,000	23,999,147
0.360%, due 11/03/11	20,000,000	19,981,200
JPMorgan Chase & Co.
0.150%, due 09/07/11	32,000,000	31,995,067
Natixis US Finance Co. LLC
0.250%, due 09/12/11	10,000,000	9,997,083
Nordea N.A., Inc.
0.230%, due 12/07/11	13,000,000	12,989,369
Societe Generale N.A., Inc.
0.210%, due 08/01/11	9,900,000	9,900,000
State Street Bank & Trust Co.
0.150%, due 10/13/11	22,000,000	21,993,308

		275,845,224

UBS Liquid Assets Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(concluded)

Diversified manufacturing—1.97%
General Electric Co.
0.100%, due 08/05/11	50,000,000	49,999,444

Finance-captive automotive—0.99%
Toyota Motor Credit Corp.
0.160%, due 08/10/11	25,000,000	24,999,000

Insurance-life—2.70%
AXA Financial, Inc.
0.160%, due 08/11/11	12,000,000	11,999,467
MetLife Short Term Funding LLC
0.140%, due 08/01/11	19,000,000	19,000,000
0.150%, due 09/14/11	19,000,000	18,996,517
0.170%, due 09/19/11	18,500,000	18,495,719

		68,491,703

Total commercial paper (cost—$1,151,043,079)		1,151,043,079

Short-term corporate obligations—1.58%

Banking-non-US—1.15%
Svenska Handelsbanken
0.292%, due 09/08/11[2,3]	18,000,000	18,000,000
Westpac Securities NZ Ltd.
0.355%, due 08/04/11[2,3]	11,000,000	11,000,000

		29,000,000

Banking-US—0.43%
JPMorgan Chase Bank N.A.
0.275%, due 09/09/11[2]	11,000,000	11,000,000

Total short-term corporate obligations (cost—$40,000,000)		40,000,000

Repurchase agreements—20.61%

Repurchase agreement dated 07/29/11 with Barclays Bank PLC, 0.140% due 08/01/11, collateralized by $168,525,000 Federal Home Loan Bank obligations, 0.290% due 12/30/11 and $35,323,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 12/28/11; (value—$204,000,804); proceeds: $200,002,333	200,000,000	200,000,000

Repurchase agreement dated 07/29/11 with Barclays Bank PLC, 0.180% due 08/01/11, collateralized by $62,657,000 Federal Farm Credit Bank obligations, 1.250% to 3.220% due 08/03/11 to 04/14/22 and $39,235,000 Federal Home Loan Mortgage Corp. obligations, 0.750% to 1.350% due 05/09/13 to 02/17/15; (value—$102,000,716); proceeds: $100,001,500	100,000,000	100,000,000

UBS Liquid Assets Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—(concluded)

Repurchase agreement dated 07/29/11 with Deutsche Bank Securities, Inc., 0.180% due 08/01/11, collateralized by $216,037,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.125% due 01/17/12 to 09/08/20; (value—$226,440,665); proceeds: $222,003,330	222,000,000	222,000,000

Repurchase agreement dated 07/29/11 with State Street Bank & Trust Co., 0.010%, due 08/01/11, collateralized by $1,004 Federal Home Loan Mortgage Corp. obligations, 5.125% due 07/15/12 and $220,814 US Treasury Bills, zero coupon due 08/04/11 to 07/26/12; (value—$221,426); proceeds: $217,000	217,000	217,000

Total repurchase agreements (cost—$522,217,000)		522,217,000

Total investments (cost—$2,534,011,143 which approximates cost for federal income tax purposes)[4]—99.99%		2,534,011,143

Other assets in excess of liabilities—0.01%		168,278

Net assets (applicable to 2,534,186,177 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		2,534,179,421

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2011 and changes periodically. The maturity date reflects earlier of reset dates or stated maturity date.

[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.89% of net assets as of July 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

UBS Liquid Assets Fund
Schedule of investments – July 31, 2011 (unaudited)

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU No. 2010-06”). ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

US government and agency obligations	—	465,251,289	—	465,251,289

Bank note	—	25,000,000	—	25,000,000

Certificates of deposit	—	330,499,775	—	330,499,775

Commercial paper	—	1,151,043,079	—	1,151,043,079

Short-term corporate obligations	—	40,000,000	—	40,000,000

Repurchase agreements	—	522,217,000	—	522,217,000

Total	—	2,534,011,143	—	2,534,011,143

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	79.0

United Kingdom	4.7

Canada	4.2

Japan	3.6

Australia	3.2

Norway	1.8

Germany	0.9

France	0.8

Finland	0.8

Sweden	0.7

Netherlands	0.3

Total	100.0

Weighted average maturity—46 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2011.

UBS Select Prime Institutional Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Institutional Fund as of 7/31/11 were $7,759,963,073.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Institutional Fund as of 7/31/11 were $3,843,610,933.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Institutional Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Institutional Fund as of 7/31/11 were $967,667,741.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Preferred Fund as of 7/31/11 were $11,011,714,908.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Preferred Fund as of 7/31/11 were $3,116,869,382.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Preferred Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Preferred Fund as of 7/31/11 were $454,421,419.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Investor Fund as of 7/31/11 were $426,391,180.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Investor Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Investor Fund as of 7/31/11 were $229,106,146.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Investor Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Investor Fund as of 7/31/11 were $39,074,884.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 29, 2011